Investment Strategy	Dec. 31, 2025
FRANKLIN MUTUAL BEACON FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund may also invest in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt. Depending on market conditions, the Fund's investments in foreign securities may fluctuate, but the Fund generally invests at least 30% of its assets in foreign securities or other investments that provide exposure to foreign securities. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of issuers outside the United States. The investment manager invests the Fund’s assets in issuers it believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued equity securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in securities involving merger arbitrage and the debt and equity of stressed or distressed companies.

The Fund may invest up to 25% of its net assets in securities from emerging markets.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of issuers outside the United States.
FRANKLIN MUTUAL QUEST FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests substantially to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities and participations in foreign government debt. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund may, at times, maintain a large position in cash and cash equivalents (including money market funds).

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests substantially to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.
FRANKLIN MUTUAL SHARES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the investment manager believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily to predominantly in undervalued securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in merger arbitrage securities and the debt and equity of distressed companies.

The Fund may invest a significant portion (up to 35%) of its assets in foreign securities and participations in foreign government debt. The Fund presently does not intend to invest more than 15% of its assets in foreign securities. Although the investment manager will search for investments across a large number of countries and regions, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or regions.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies. While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily to predominantly in equity securities (including securities convertible into, or that the investment manager expects to be exchanged for, common or preferred stock) of U.